Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
A reconciliation of the changes in the Company’s liability is as follows:

	For the Nine Months Ended
	December 31,
	2015	2014
ARO - beginning of period	$459,294	$-
Additions	-	-
Deletions	(15,190)	-
Accretion expense	23,906	-

	468,010	-

Less current portion	173,878	-

ARO - end of period	$294,132	$-

A reconciliation of the changes in the Company’s liability is as follows:

	For the Years Ended
	March 31,
	2015	2014
ARO - beginning of year	$-	$-
Additions - acquisition of Western Interior Oil and Gas Corporation	459,294	-

	459,294	-

Less current portion	163,389	-

ARO - end of year	$295,905	$-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following table details the weighted-average dilutive and anti-dilutive securities related to stock options and warrants for the periods presented:

	For the Nine Months Ended
	December 31,
	2015	2014
Dilutive	-	-
Anti Dilutive	2,089,367	-

The following table details the weighted-average dilutive and anti-dilutive securities related to stock options and warrants for the periods presented:

	For the Years Ended
	March 31,
	2015	2014
Dilutive	-	-
Anti Dilutive	1,389,546	-